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                                                                February 1, 2000

(ON JOHN NUVEEN & CO. INCORPORATED LETTERHEAD)

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Unit Trusts, Series 78

     File No. 333-94773

     Dear Sir or Madam:

     On behalf of John Nuveen & Co. Incorporated, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on January 31, 2000.

     Very truly yours,

     By /s/ Benjamin T. Fulton
        ----------------------
        Benjamin T. Fulton
        Managing Director and
        Vice President